INCOME TAX (Details Textual)	1 Months Ended	12 Months Ended					12 Months Ended															12 Months Ended				12 Months Ended		1 Months Ended			12 Months Ended									1 Months Ended		12 Months Ended												12 Months Ended
	Jan. 01, 2008 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2013 Net Income Per Share Basic [Member] USD ($)	Jun. 30, 2012 Net Income Per Share Basic [Member] USD ($)	Jun. 30, 2011 Net Income Per Share Basic [Member] USD ($)	Jun. 30, 2013 Net Income Per Share Diluted [Member] USD ($)	Jun. 30, 2012 Net Income Per Share Diluted [Member] USD ($)	Jun. 30, 2011 Net Income Per Share Diluted [Member] USD ($)	Jun. 30, 2013 Singapore [Member]	Jun. 30, 2013 Malaysia [Member]	Jun. 30, 2013 Hong Kong [Member] USD ($)	Jun. 30, 2012 Hong Kong [Member] USD ($)	Jun. 30, 2011 Hong Kong [Member] USD ($)	Jun. 30, 2013 Macau [Member] Minimum [Member]	Jun. 30, 2013 Dubai [Member] USD ($)	Jun. 30, 2012 Dubai [Member] USD ($)	Jun. 30, 2011 Dubai [Member] USD ($)	Jun. 30, 2013 Gifted Time Holdings Limited [Member] USD ($)	Jun. 30, 2013 Gifted Time Holdings Limited [Member] CNY	Jan. 31, 2011 Gifted Time Holdings Limited [Member] USD ($)	Jan. 31, 2011 Gifted Time Holdings Limited [Member] CNY	Dec. 31, 2012 Beijing S&T [Member] USD ($)	Dec. 31, 2011 Beijing S&T [Member] USD ($)	Dec. 31, 2011 Beijing Hollysys Co., Ltd [Member]	Jan. 31, 2011 Beijing Hollysys Co., Ltd [Member]	Jan. 01, 2008 Beijing Hollysys Co., Ltd [Member]	Dec. 31, 2013 Beijing Hollysys Co., Ltd [Member]	Jun. 30, 2013 Beijing Hollysys Co., Ltd [Member] USD ($)	Dec. 31, 2012 Beijing Hollysys Co., Ltd [Member]	Jun. 30, 2012 Beijing Hollysys Co., Ltd [Member]	Dec. 31, 2011 Beijing Hollysys Co., Ltd [Member]	Dec. 31, 2010 Beijing Hollysys Co., Ltd [Member]	Dec. 31, 2009 Beijing Hollysys Co., Ltd [Member]	Dec. 31, 2008 Beijing Hollysys Co., Ltd [Member]	Jun. 30, 2013 Beijing Hollysys Co., Ltd [Member] CNY	Jan. 31, 2011 Hangzhou Hollysys Automation Co., Ltd [Member] USD ($)	Jan. 31, 2011 Hangzhou Hollysys Automation Co., Ltd [Member] CNY	Dec. 31, 2013 Hangzhou Hollysys Automation Co., Ltd [Member]	Jun. 30, 2013 Hangzhou Hollysys Automation Co., Ltd [Member] USD ($)	Jun. 30, 2013 Hangzhou Hollysys Automation Co., Ltd [Member] CNY	Dec. 31, 2012 Hangzhou Hollysys Automation Co., Ltd [Member]	Dec. 31, 2011 Hangzhou Hollysys Automation Co., Ltd [Member]	Jun. 30, 2011 Hangzhou Hollysys Automation Co., Ltd [Member] USD ($)	Jun. 30, 2011 Hangzhou Hollysys Automation Co., Ltd [Member] CNY	Dec. 31, 2010 Hangzhou Hollysys Automation Co., Ltd [Member]	Dec. 31, 2009 Hangzhou Hollysys Automation Co., Ltd [Member]	Dec. 31, 2008 Hangzhou Hollysys Automation Co., Ltd [Member]	Jan. 31, 2011 Hollysys Group [Member] USD ($)	Jan. 31, 2011 Hollysys Group [Member] CNY	Jun. 30, 2013 People Republic Of China Subsidiaries [Member]	Jun. 30, 2011 People Republic Of China Subsidiaries [Member]	Dec. 31, 2008 People Republic Of China Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential																																15.00%										15.00%			15.00%	15.00%			10.00%	10.00%	10.00%
Income Tax Reconciliation Deductions Qualified Production Activities (in dollars)		$ 5,993,792		$ 6,551,269	$ 5,768,020																					$ 1,634,171	$ 1,634,171
Impact Of Tax Holidays and Concessions On Earnings Per Share (in dollars per share)							$ 0.11	$ 0.12	$ 0.11	$ 0.11	$ 0.12	$ 0.10
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions																													60.00%
Dividends, Common Stock (in dollars)																						12,483,550										18,725,325								26,934,436	178,537,603		31,208,875	195,000,000
Dividends Payable, Current (in dollars)																							78,000,000	10,773,774	71,415,041							18,725,325							117,000,000				12,483,550									16,160,662	107,122,562
Withheld Income Tax On Distributable Dividend (in dollars)																																															1,077,377	7,141,504
Withheld Income Tax Rate On Distributable Dividend																																																						10.00%	10.00%
Undistributed Earnings of Foreign Subsidiaries (in dollars)		197,739,789	1,351,472,614	187,513,234		1,186,002,455
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent													17.00%	25.00%	16.50%			0.00%										15.00%						10.00%	10.00%																					25.00%
Operating Loss Carryforwards (in dollars)		12,922,377
Operating Loss Carry Forwards Expiration Year		2018	2018
Commencing period 1																														3 years
Commencing period 2																													3 years
EIT tax rate applicable																															15.00%		15.00%		15.00%	15.00%	15.00%	15.00%
EIT tax rate paid																																	15.00%		15.00%
Withholding tax rate profits of subsidiaries earned	10.00%
Deferred taxes provided for dividend withholding taxes payable	0
Accrued Income Taxes															0	0	0		0	0	0
Income (Loss) from Operations before Extraordinary Items, Total															0	0	0
Withholding Tax On Dividend Paid By Subsidiary		1,248,355	7,800,000
Income Tax Examination, Penalties and Interest Accrued, Total		$ 0		$ 0	$ 0